Organization and Nature of Business (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	1 for 100
Accumulated deficit	$ (270,651,339)	$ (252,656,451)
Working capital deficit	$ (27,710,040)